Securities Act Registration No. 333-147324 Investment Company Act Registration No. 811-22143

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 20	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 21	[X]

WALTHAUSEN FUNDS (Exact Name of Registrant as Specified in Charter)

2691 Route 9, Suite 102
Malta, NY	12020
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (518) 371-3450

John B. Walthausen
Walthausen Funds
2691 Route 9, Suite 102
Malta, NY 12020
(Name and Address of Agent for Service)

Copies to:

JoAnn S. Strasser
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 10th day of November, 2016.

WALTHAUSEN FUNDS By: /s/ John B. Walthausen John B. Walthausen, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 10th day of November, 2016.

Signature	Title	Date

/s/ John B. Walthausen	President and Principal Executive Officer,	November 10, 2016
John B. Walthausen	& Trustee

Edward A. LaVarnway*	Trustee

John P. Mastriani*	Trustee

Hany A. Shawky*	Trustee

/s/ Stanley M. Westhoff Jr.	Treasurer and Chief Financial Officer /	November 10, 2016
Stanley M. Westhoff Jr.	Principal Financial Officer

*By: /s/ John B. Walthausen John B. Walthausen Attorney-in-Fact Date: November 10, 2016

WALTHAUSEN FUNDS
EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase